Inventories	12 Months Ended
Dec. 31, 2018
Inventories [abstract]
Inventories
21	Inventories

	As at 31 December 2017			As at 31 December 2018
	Gross carrying amount RMB’000	Provision for declines in the value of inventories RMB’000	Carrying amount RMB’000	Gross carrying amount RMB’000	Provision for declines in the value of inventories RMB’000	Carrying amount RMB’000
Raw materials	4,265,699	(841)	4,264,858	5,529,241	—	5,529,241
Work in progress	951,493	(47,180)	904,313	1,099,235	(55,098)	1,044,137
Finished goods	1,265,964	(19,270)	1,246,694	1,440,721	(56,448)	1,384,273
Spare parts and consumables	259,934	(78,201)	181,733	209,907	(46,683)	163,224

	6,743,090	(145,492)	6,597,598	8,279,104	(158,229)	8,120,875

The cost of inventories recognized in Cost of Sales amounted to RMB 82,981,590 thousands for the year ended 31 December 2018 (2017: RMB 65,607,079 thousands, 2016: RMB 52,400,798 thousands) which excluded an inventory provision of RMB 86,003 thousands (2017: RMB 60,461 thousands, 2016: RMB 76,268 thousands).

As at 31 December 2018, the provision for inventory write-down was RMB 158,229 thousands (31 December 2017: RMB 145,492 thousands). For the year ended 31 December 2018, the Group sold certain finished goods and utilized certain spare parts and consumables which were previously provided for. The related provision of RMB 73,266 thousands was reversed and included in Cost of sales in the consolidated income statement (2017: RMB 44,591 thousands, 2016: RMB 71,781 thousands).